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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended  12/31/00
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Willis Investment Management Company
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Address:   501 Faulconer Drive, Suite 2B
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           Charlottesville, VA  22903
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Form 13F File Number:  28-
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James H. Willis
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Title:     President
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Phone:     (434) 977-3348
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Signature, Place, and Date of Signing:

     JAMES H. WILLIS                  Charlottesville, VA         10/12/01
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -
Form 13F Information Table Entry Total:
                                            ---
Form 13F Information Table Value Total:
                                            ---------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -
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

                              DEC. 2000         FORM 13 F INFORMATION TABLE

        Column 1                 Column 2       Column 3         Column 4       Column 5
--------------------------    ---------------   ------------   --------------   -----------
    Name of Security          Title of Class       Cusip       Value (000's)      Shares
Abbott Labs                   Common            002824100                682        14,100
Agilent Technologies          Common            00846U101                622        11,369
Albertson's                   Common            013104104                259         9,800
American Intl. Group          Common            026874107              7,342        74,492
Amgen                         Common            031162100              1,320        20,650
Anadarko Petroleum            Common            032511107              1,358        29,009
Anheuser Busch                Common            035229103              1,605        35,284
Automatic Data Proc.          Common            053015103              9,491       149,912
BPAmoco                       Common            G15596110                333         6,972
Bank America                  Common            060505104                424         9,256
Biogen                        Common            090597105                705        11,750
Bristol-Myers Squibb          Common            110122108                795        10,762
Chevron                       Common            16945Q106                564         6,688
Cintas                        Common            172908105              3,841        72,221
Cisco Systems                 Common            17275R102                404        10,582
Clorox                        Common            189054109                298         8,400
Coca-Cola                     Common            191216100              4,006        65,741
Disney, Walt                  Common            254687106              1,479        51,136
Dover                         Common            260003108              3,699        91,195
Dow Chemical                  Common            260543103                329         9,000
EMC                           Common            268648102                254         3,825
Exxon Mobil                   Common            30231G102                771         8,871
Gannett                       Common            364730101              1,658        26,300
General Electric              Common            369604103              4,785        99,821
Gillette                      Common            375766102              1,444        39,990
Grainger, WW                  Common            384802104                298         8,184


                              DEC. 2000         FORM 13 F INFORMATION TABLE

        Column 1                  Column 6        Column 7       Column 8
--------------------------     ----------------   ------------   ---------
    Name of Security           Discretionary
Abbott Labs                             14,100                   sole
Agilent Technologies                    11,369                   sole
Albertson's                              9,800                   sole
American Intl. Group                    74,492                   sole
Amgen                                   20,650                   sole
Anadarko Petroleum                      29,009                   sole
Anheuser Busch                          35,284                   sole
Automatic Data Proc.                   149,912                   sole
BPAmoco                                  6,972                   sole
Bank America                             9,256                   sole
Biogen                                  11,750                   sole
Bristol-Myers Squibb                    10,762                   sole
Chevron                                  6,688                   sole
Cintas                                  72,221                   sole
Cisco Systems                           10,582                   sole
Clorox                                   8,400                   sole
Coca-Cola                               65,741                   sole
Disney, Walt                            51,136                   sole
Dover                                   91,195                   sole
Dow Chemical                             9,000                   sole
EMC                                      3,825                   sole
Exxon Mobil                              8,871                   sole
Gannett                                 26,300                   sole
General Electric                        99,821                   sole
Gillette                                39,990                   sole
Grainger, WW                             8,184                   sole


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
                              FORM 13 F INFORMATION TABLE

        Column 1                 Column 2       Column 3         Column 4
--------------------------    ---------------   ------------   --------------
    Name of Security          Title of Class       Cusip       Value (000's)
Halliburton                   Common            406216101                491
Harcourt General              Common            41163G101                499
Hewlett-Packard               Common            428236103              3,120
IMS Health                    Common            449934108                307
Intel                         Common            458140100              1,518
Johnson & Johnson             Common            478160104              5,443
M & T Bank                    Common            55261F104                744
Marriott International        Com-Cl A          571903202                384
Merck                         Common            589331107              6,360
Microsoft                     Common            594918104                982
Minnesota Mining & Mfg.       Common            604059105                638
Noble Affiliates              Common            654894104                945
PNC Bank                      Common            693475105                584
Pepsico                       Common            713448108                857
Procter & Gamble              Common            742718109             10,903
SBC Communications            Common            78387G103                225
Schlumberger                  Common            806857108              1,450
Sysco                         Common            871829107              7,275
Union Pacific                 Common            907818108                361
United Parcel Service         Common            911312106                547
Verizon Communications        Common            92343V104                257
Wrigley, Wm. Jr.              Common            982526105              2,109

                            FORM 13 F INFORMATION TABLE

        Column 1                     Column  5         Column 6        Column 7       Column 8
--------------------------         -------------    ----------------   ------------   ----------
    Name of Security                 Shares         Discretionary
Halliburton                             13,553               13,553                   sole
Harcourt General                         8,738                8,738                   sole
Hewlett-Packard                         98,860               98,860                   sole
IMS Health                              11,400               11,400                   sole
Intel                                   50,525               50,525                   sole
Johnson & Johnson                       51,813               51,813                   sole
M & T Bank                              10,955               10,955                   sole
Marriott International                   9,100                9,100                   sole
Merck                                   67,934               67,934                   sole
Microsoft                               22,640               22,640                   sole
Minnesota Mining & Mfg.                  5,300                5,300                   sole
Noble Affiliates                        20,549               20,549                   sole
PNC Bank                                 8,000                8,000                   sole
Pepsico                                 17,300               17,300                   sole
Procter & Gamble                       139,010              139,010                   sole
SBC Communications                       4,716                4,716                   sole
Schlumberger                            18,150               18,150                   sole
Sysco                                  242,502              242,502                   sole
Union Pacific                            7,126                7,126                   sole
United Parcel Service                    9,325                9,325                   sole
Verizon Communications                   5,132                5,132                   sole
Wrigley, Wm. Jr.                        22,020               22,020                   sole